CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (71,578)	$ 1,280	$ (55,880)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	2,080	2,092	4,358
Amortization	2,314	2,779	5,219
Stock-based compensation	1,165	3,014	3,277
Impairment loss on property, plant and equipment		278	1,250
Impairment loss on goodwill	5,097	2,255	14,103
Impairment loss on prepaid licensing fees and intangible assets	3,202	2,200	23,002
Provision for bad debt expenses	1,820	1,639	1,092
Loss on disposal of property, plant and equipment	49	125	31
Gain on sales of marketable securities	(6,299)
Loss on equity method investments	47,869	20,770	87
Impairment loss on marketable securities and investments	13,327	4,677	15,743
Impairment loss on deconsolidation of T2CN		22,234
Gain on cancellation of warrant liabilities	(665)
Gain on fair value changes of warrant derivative		(2,595)
Other	200	(125)	25
Net changes in operating assets and liabilities, net of business acquisitions and divestitures:
Accounts receivable	(153)	3,263	(5,015)
Prepaid expenses	871	(2,992)	1,061
Other current assets	865	2,215	(553)
Accounts payable	(336)	1,867	(298)
Accrued expenses	(452)	3,519	2,243
Accrued compensation	(2,139)	1,667	386
Player account balances		229	2,187
Other current liabilities	(1,334)	4,568	1,500
Accrued pension liabilities	128	(39)	(25)
Prepaid licensing and royalty fees	(3,379)	(3,855)	(4,216)
Other	(361)	(847)	(941)
Net cash provided by (used in) operating activities	(12,448)	(8,922)	8,636
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease (increase) in restricted cash	2,000	(4,068)	187
Cash dividends received from equity method investees	1,907	945
Proceeds from disposal of marketable securities	9,899
Divestiture of business, net of cash transferred	4,739		1,006
Purchase of property, plant and equipment	(768)	(3,784)	(5,761)
Proceeds from disposal of property, plant and equipment	117	119	17
Proceeds from disposal of gaming software and service business, net of transaction costs		85,669
Purchase of marketable securities		(1,500)	(7,052)
Purchase of investments		(5,261)	(2,612)
Purchase of intangible assets	(1,274)	(2,317)	(8,807)
Acquisitions, net of cash acquired	11	(5,831)	(285)
Advances to equity investees	(5,243)	(13,804)	(637)
Decrease (increase) in refundable deposits	185	(146)	1,986
Other	(22)		(120)
Net cash (used in) provided by investing activities	11,551	50,022	(22,078)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from (repayment of) short-term borrowings	(400)	(12,543)	7,261
Repurchase and retirement of common shares	(5,825)
Cash received from the exercise of stock options		174	1,320
Cash dividend to noncontrolling shareholders of variable interest entity			(150)
Other		5	(5)
Net cash provided by (used in) financing activities	(6,225)	(12,364)	8,426
Exchange difference	130	(410)	(356)
Cash balance included in assets held for sale and retained ownership of gaming software and service business			(35,015)
Deconsolidation of T2CN		(12,903)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,992)	15,423	(40,387)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	70,989	55,566	95,953
CASH AND CASH EQUIVALENTS AT END OF YEAR	63,997	70,989	55,566
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year	436	313	388
Income tax paid during the year	783	3,799	1,230
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Change in unrealized holding gain (loss) on available-for-sale securities	16,167	21,789	67
Issuance of common shares for acquisition		2,192
Transfer marketable securities from current to non-current	42,347
Gaming software and service business
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on deconsolidation		(79,140)
T2CN
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on deconsolidation	$ (4,739)